RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Management and consulting fees	$ 2,723	$ 2,806
Related to director fees [member]
IfrsStatementLineItems [Line Items]
Management and consulting fees	231	158
Related to management fees [member]
IfrsStatementLineItems [Line Items]
Management and consulting fees	$ 2,492	$ 2,648